Stock-Based Compensation (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jan. 02, 2024 shares	Mar. 31, 2024 shares	Apr. 30, 2020 shares	Jul. 31, 2021 shares	Sep. 29, 2021 $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 $ / shares shares	Oct. 09, 2024 shares	Mar. 31, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number						2,647,900
Common Stock, Capital Shares Reserved for Future Issuance						204,797	152,598
Share-based Payment Arrangement, Noncash Expense | $						$ 8,704	$ 10,189	$ 10,104
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period									1,438,720	430,467
Stock Issued During Period, Shares, New Issues						27,106
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period								408,096	931,874
Common Class A | 2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues			184,270
Non Employee Director [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan	8,311	6,465
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	4,884
CEO [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan		51,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period		155,250
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues									747,604
2019 Plan [Member] | Incentive Stock [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period									1,008,253	317,188	113,279
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Second Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares											$ 8.00
Stock Price Threshold Date											January 2020
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Third Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares											$ 11.00
Stock Price Threshold Date											January 2021
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Fourth Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares											$ 14.00
Stock Price Threshold Date											March 2021
2019 Plan [Member] | Common Class A [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan											1,421,000
2019 Plan [Member] | Common Class A [Member] | Executive Officers [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan											1,359,375
2019 Plan [Member] | Common Class A [Member] | Two Other Employees [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period											61,625
2019 Plan [Member] | Common Class A [Member] | Member Of Senior Management [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period				17,720
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan					25,000							1,669,533
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of tranches											4
New 2021 Plan [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan					1,500,000
Number of tranches					3
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period						535,912	399,727	218,366	55,175
New 2021 Plan [Member] | Incentive Stock [Member] | First Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Commenced date					Oct. 01, 2021
New 2021 Plan [Member] | Incentive Stock [Member] | Second And Third Tranches [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt Instrument, Convertible, Latest Date					Sep. 30, 2025
New 2021 Plan [Member] | Management [Member] | Incentive Stock [Member] | Second Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares					$ 27.00
New 2021 Plan [Member] | Management [Member] | Incentive Stock [Member] | Third Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares					$ 30.00								$ 21.00
Number of consecutive trading days					60 days
New 2021 Plan [Member] | Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan					105,000
New 2021 Plan [Member] | Each Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan					15,000
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period					1,600,000
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period					3,412,500
New 2021 Plan [Member] | Common Class A [Member] | Two Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures								28,528
New 2021 Plan [Member] | Common Class A [Member] | One New Director [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan								13,780
Amendment Stock Based Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense | $						$ 345	$ 451